Significant Accounting Policies (Disclosure of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2020
Minera Bateas S.A.C. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Minera Bateas S.A.C. ("Bateas")
Principal place of business of subsidiary	Peru
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")
Principal place of business of subsidiary	Mexico
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	San Jose Mine
Mansfield Minera S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Mansfield Minera S.A. ("Mansfield")
Principal place of business of subsidiary	Argentina
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Lindero Mine